Quarterly Holdings Report
for
Fidelity® U.S. Low Volatility Equity Fund
January 31, 2025
USL-NPRT3-0425
1.9896230.105
Common Stocks - 99.3%
	Shares	Value ($)
GERMANY - 0.9%
Information Technology - 0.9%
Software - 0.9%
SAP SE ADR	1,128	311,396
JAPAN - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
FUJIFILM Holdings Corp ADR (a)	13,502	148,251
UNITED KINGDOM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
Astrazeneca PLC	1,919	269,381
UNITED STATES - 97.2%
Communication Services - 7.3%
Diversified Telecommunication Services - 1.5%
AT&T Inc	12,069	286,398
Verizon Communications Inc	5,970	235,158
		521,556
Entertainment - 4.0%
IMAX Corp (a)(b)	14,548	342,605
Liberty Media Corp-Liberty Formula One Class C (b)	2,103	201,257
Netflix Inc (b)	356	347,727
Spotify Technology SA (b)	554	303,897
Walt Disney Co/The	1,919	216,962
		1,412,448
Interactive Media & Services - 0.9%
Alphabet Inc Class A	1,502	306,438
Media - 0.9%
Comcast Corp Class A	2,250	75,735
New York Times Co/The Class A	4,370	237,291
		313,026
TOTAL COMMUNICATION SERVICES		2,553,468

Consumer Discretionary - 3.1%
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp	914	263,872
Yum! Brands Inc	1,763	230,071
		493,943
Specialty Retail - 1.7%
Murphy USA Inc	570	286,659
O'Reilly Automotive Inc (b)	236	305,483
		592,142
TOTAL CONSUMER DISCRETIONARY		1,086,085

Consumer Staples - 13.6%
Beverages - 2.8%
Coca-Cola Co/The	3,912	248,334
Coca-Cola Consolidated Inc	136	185,996
Constellation Brands Inc Class A	424	76,659
Keurig Dr Pepper Inc	6,601	211,892
Monster Beverage Corp (b)	5,100	248,421
		971,302
Consumer Staples Distribution & Retail - 3.6%
BJ's Wholesale Club Holdings Inc (b)	3,086	305,668
Costco Wholesale Corp	313	306,702
Kroger Co/The	4,200	258,888
Walmart Inc	3,974	390,089
		1,261,347
Food Products - 4.0%
Bunge Global SA	1,405	106,963
Freshpet Inc (b)	1,054	168,587
JM Smucker Co	1,903	203,412
Mondelez International Inc	3,717	215,549
Post Holdings Inc (a)(b)	2,214	235,038
Simply Good Foods Co/The (b)	6,818	259,084
Tyson Foods Inc Class A	4,015	226,807
		1,415,440
Household Products - 1.5%
Clorox Co/The	1,502	238,337
Procter & Gamble Co/The	1,746	289,819
		528,156
Personal Care Products - 0.7%
Kenvue Inc	11,400	242,706
Tobacco - 1.0%
Philip Morris International Inc	2,723	354,535
TOTAL CONSUMER STAPLES		4,773,486

Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy Inc	1,476	330,108
Diamondback Energy Inc	679	111,600
Exxon Mobil Corp	2,633	281,284
Phillips 66	1,058	124,706
		847,698
Financials - 16.3%
Capital Markets - 2.4%
Cboe Global Markets Inc	1,836	375,150
Intercontinental Exchange Inc	1,342	214,491
S&P Global Inc	490	255,491
		845,132
Financial Services - 3.1%
Fiserv Inc (b)	1,476	318,875
Mastercard Inc Class A	682	378,804
Visa Inc Class A	1,104	377,347
		1,075,026
Insurance - 10.8%
American Financial Group Inc/OH	1,620	221,227
Aon PLC	695	257,720
Arch Capital Group Ltd	2,680	249,428
Arthur J Gallagher & Co	1,173	354,035
Brown & Brown Inc	3,339	349,460
Chubb Ltd	1,161	315,653
Hanover Insurance Group Inc/The	1,788	273,725
Hartford Financial Services Group Inc/The	2,815	314,013
Marsh & McLennan Cos Inc	1,694	367,395
Reinsurance Group of America Inc	1,338	304,877
Selective Insurance Group Inc	1,610	135,448
The Travelers Companies, Inc.	1,497	367,034
Willis Towers Watson PLC	830	273,539
		3,783,554
TOTAL FINANCIALS		5,703,712

Health Care - 17.2%
Biotechnology - 4.6%
AbbVie Inc	1,503	276,402
Alnylam Pharmaceuticals Inc (b)	902	244,722
Exelixis Inc (b)	11,654	386,330
Gilead Sciences Inc	3,502	340,394
United Therapeutics Corp (b)	701	246,170
Vaxcyte Inc (b)	1,186	104,748
		1,598,766
Health Care Equipment & Supplies - 4.2%
Abbott Laboratories	2,300	294,239
Becton Dickinson & Co	1,100	272,360
Boston Scientific Corp (b)	4,011	410,566
Hologic Inc (b)	3,461	249,677
Stryker Corp	639	250,034
		1,476,876
Health Care Providers & Services - 4.9%
Cencora Inc	1,341	340,896
Chemed Corp	407	228,734
Cigna Group/The	624	183,587
Elevance Health Inc	166	65,686
Encompass Health Corp	2,768	274,779
McKesson Corp	509	302,728
UnitedHealth Group Inc	555	301,082
		1,697,492
Life Sciences Tools & Services - 1.5%
Danaher Corp	1,107	246,572
Thermo Fisher Scientific Inc	491	293,495
		540,067
Pharmaceuticals - 2.0%
Eli Lilly & Co	418	339,032
Merck & Co Inc	2,511	248,137
Royalty Pharma PLC Class A	3,954	124,867
		712,036
TOTAL HEALTH CARE		6,025,237

Industrials - 6.6%
Aerospace & Defense - 2.4%
GE Aerospace	471	95,881
General Dynamics Corp	852	218,947
Lockheed Martin Corp	530	245,364
Northrop Grumman Corp	577	281,155
		841,347
Air Freight & Logistics - 0.7%
CH Robinson Worldwide Inc	2,351	233,901
Commercial Services & Supplies - 0.9%
Waste Connections Inc (United States)	1,793	329,500
Electrical Equipment - 0.7%
AMETEK Inc	1,400	258,384
Ground Transportation - 1.5%
CSX Corp	3,114	102,357
Landstar System Inc	1,462	240,733
Union Pacific Corp	687	170,232
		513,322
Marine Transportation - 0.2%
Kirby Corp (b)	723	78,915
Professional Services - 0.2%
CACI International Inc (b)	151	58,325
TOTAL INDUSTRIALS		2,313,694

Information Technology - 18.5%
Communications Equipment - 1.9%
Cisco Systems Inc	4,938	299,243
Motorola Solutions Inc	771	361,792
		661,035
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp Class A	1,788	126,554
IT Services - 5.7%
Akamai Technologies Inc (b)	1,000	99,900
Amdocs Ltd	2,767	244,022
Cognizant Technology Solutions Corp Class A	3,200	264,352
Gartner Inc (b)	395	214,418
GoDaddy Inc Class A (b)	1,602	340,665
IBM Corporation	1,239	316,812
Twilio Inc Class A (b)	1,800	263,844
VeriSign Inc (b)	1,254	269,610
		2,013,623
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices Inc	1,021	216,340
Software - 9.2%
Adobe Inc (b)	498	217,850
Autodesk Inc (b)	300	93,402
Ccc Intelligent Solutions Holdings Inc Class A (b)	14,895	165,483
Dynatrace Inc (b)	5,061	292,273
HubSpot Inc (b)	237	184,749
Manhattan Associates Inc (b)	1,177	245,510
Microsoft Corp	684	283,901
PTC Inc (b)	1,186	229,467
Roper Technologies Inc	606	348,845
Salesforce Inc	630	215,271
Servicenow Inc (b)	297	302,459
Workday Inc Class A (b)	1,055	276,473
Zoom Communications Inc Class A (b)	3,796	330,024
		3,185,707
Technology Hardware, Storage & Peripherals - 0.7%
Apple Inc	1,061	250,396
TOTAL INFORMATION TECHNOLOGY		6,453,655

Materials - 4.3%
Chemicals - 2.5%
Air Products and Chemicals Inc	800	268,208
Ecolab Inc	1,014	253,692
Linde PLC	781	348,420
		870,320
Containers & Packaging - 1.8%
AptarGroup Inc	1,722	270,612
Avery Dennison Corp	587	109,024
International Paper Co	4,600	255,898
		635,534
TOTAL MATERIALS		1,505,854

Real Estate - 1.5%
Health Care REITs - 0.8%
Welltower Inc	2,049	279,648
Specialized REITs - 0.7%
American Tower Corp	1,298	240,065
TOTAL REAL ESTATE		519,713

Utilities - 6.4%
Electric Utilities - 4.1%
American Electric Power Co Inc	2,451	241,080
Duke Energy Corp	2,351	263,289
Entergy Corp	3,638	294,970
IDACORP Inc	1,028	113,018
PPL Corp	7,694	258,518
Xcel Energy Inc	3,800	255,360
		1,426,235
Gas Utilities - 0.8%
National Fuel Gas Co (a)	4,219	295,456
Multi-Utilities - 1.5%
Public Service Enterprise Group Inc	3,248	271,338
Sempra	3,084	255,756
		527,094
TOTAL UTILITIES		2,248,785

TOTAL UNITED STATES		34,031,387
TOTAL COMMON STOCKS (Cost $27,664,476)		34,760,415

Domestic Equity Funds - 0.4%
	Shares	Value ($)
iShares MSCI USA Minimum Volatility ETF (Cost $151,989)	1,700	156,315

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	68,338	68,351
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	955,104	955,200
TOTAL MONEY MARKET FUNDS (Cost $1,023,551)			1,023,551

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $28,840,016)	35,940,281
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(906,476)
NET ASSETS - 100.0%	35,033,805

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	4,603,919	4,535,569	5,887	1	-	68,351	68,338	0.0%
Fidelity Securities Lending Cash Central Fund	213,750	6,780,303	6,038,853	5,601	-	-	955,200	955,104	0.0%
Total	213,750	11,384,222	10,574,422	11,488	1	-	1,023,551	1,023,442

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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